                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22031

              SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 6/30

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN
LASALLE INTERNATIONAL REAL ESTATE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND SEEKS
LONG-TERM CAPITAL APPRECIATION AND, SECONDLY, CURRENT
INCOME.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Portfolio of Investments...........    6

Statement of Assets and
  Liabilities......................   12

Statement of Operations............   13

Statements of Changes in Net
  Assets...........................   14

Financial Highlights...............   15

Notes to Financial Statements......   17

Proxy Voting.......................   29

Change in Independent Registered
  Public Accounting Firm...........   29

Proxy Results......................   30



RIVERSOURCE FAMILY OF FUNDS
Seligman Funds are a part of the RiverSource Family of Funds that includes funds branded "RiverSource,"
"RiverSource Partners," "Seligman" and "Threadneedle."
These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
    SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman LaSalle International Real Estate Fund (the Fund) Common Stock gained
  5.42%, based on market price, and 1.53%, based on net asset value (excluding sales charge) for the six-month period ended June 30, 2009.

> The Fund outperformed the FTSE NAREIT Equity REITs Index, which fell 12.21% during the same period.

> The Fund outperformed the UBS Global Investors Index, which fell 3.07% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                             SINCE
                                                           INCEPTION
                                       6 MONTHS*   1 YEAR   05/30/07
--------------------------------------------------------------------
Seligman LaSalle International Real
  Estate Fund
  Market Price                           +5.42%   -48.52%   -43.91%(a)
--------------------------------------------------------------------
  Net Asset Value:
--------------------------------------------------------------------
  Without sales charge                   +1.53%   -40.67%   -34.77%(b)
--------------------------------------------------------------------
  With sales charge                         N/A       N/A   -36.41%(b)
--------------------------------------------------------------------
FTSE NAREIT Equity REITs Index(1)
  (unmanaged)                           -12.21%   -43.29%   -32.23%
--------------------------------------------------------------------
UBS Global Investors Index(2)
  (unmanaged)                            -3.07%   -42.02%   -32.85%
--------------------------------------------------------------------
UBS Global Investors Index (excluding
  US)(3) (unmanaged)                     +6.91%   -39.95%   -32.51%
--------------------------------------------------------------------



*   Not annualized.
(a) Market price total return at inception is based on the initial offering price on May 25, 2007, which was $25.00 per share.
(b) Net asset value total return at inception is from the opening of business on May 30, 2007. The since-inception returns are calculated with and without the effect of the initial 4.50% maximum sales charge.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting seligman.com.


--------------------------------------------------------------------------------
2  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of distributions. Returns do not reflect the deduction of taxes that investors may pay on distributions or the sale of shares.

The indices are unmanaged benchmarks that assume reinvestment of all distributions. The indices do not reflect the effects of sales charges, expenses, fees and taxes. It is not possible to invest directly in an index.

(1) The FTSE NAREIT Equity REITs Index measures the performance of all publicly-traded US real estate trusts that are equity real estate investment trusts (REITs), as determined by the National Association of Real Estate Investment Trusts.
(2) The UBS Global Investors Index measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% or more of income from rent.
(3) The UBS Global Investors Index (excluding US) measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% or more of income from rent. This index may invest in real estate securities in over 21 countries, excluding the United States.

PRICE PER SHARE
--------------------------------------------------------------------------------


                                JUNE 30, 2009  MARCH 31, 2009  DEC. 31, 2008
----------------------------------------------------------------------------
Market price                        $5.57           $4.17          $5.60
----------------------------------------------------------------------------
Net asset value                      7.29            5.71           7.61
----------------------------------------------------------------------------


DISTRIBUTIONS PAID PER SHARE* (for period ended June 30, 2009)
--------------------------------------------------------------------------------


PAYMENT DATE                                     PER SHARE AMOUNT
-----------------------------------------------------------------
3/23/09                                                $0.13
-----------------------------------------------------------------
6/9/09                                                  0.13
-----------------------------------------------------------------


* The sources of distributions for tax reporting purposes, which may include return of capital, may be subject to changes based on tax regulations. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income."

The net asset value of the Fund's shares may not always correspond to the market price of such shares. Common Stock of many closed-end funds frequently trade at a discount from their net asset value. The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over short or long periods, adversely affecting the value of an investment in the Fund.


--------------------------------------------------------------------------------
    SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.




Investments in real estate securities may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. Investing in one economic sector, such as real estate, may result in greater price fluctuations than owning a portfolio of diversified investments. The Fund is a "non-diversified" fund and, as such, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
4  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COUNTRY DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                  19.8%
------------------------------------------------
Belgium                                     1.2%
------------------------------------------------
Bermuda                                     0.8%
------------------------------------------------
Canada                                      3.1%
------------------------------------------------
Finland                                     1.2%
------------------------------------------------
France                                     10.1%
------------------------------------------------
Hong Kong                                   5.4%
------------------------------------------------
Japan                                      15.0%
------------------------------------------------
Luxembourg                                  0.5%
------------------------------------------------
Netherlands                                 7.7%
------------------------------------------------
Sweden                                      1.9%
------------------------------------------------
Switzerland                                 1.4%
------------------------------------------------
United Kingdom                             12.6%
------------------------------------------------
United States                              19.1%
------------------------------------------------
Other(2)                                    0.2%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Westfield Group (Australia)                 9.7%
------------------------------------------------
Unibail-Rodamco (France)                    7.6%
------------------------------------------------
Stockland (Australia)                       5.6%
------------------------------------------------
Link REIT (Hong Kong)                       3.7%
------------------------------------------------
Japan Retail Fund Investment (Japan)        3.6%
------------------------------------------------
Land Securities Group (United Kingdom)      3.6%
------------------------------------------------
British Land (United Kingdom)               3.5%
------------------------------------------------
Corio (Netherlands)                         3.1%
------------------------------------------------
Wereldhave (Netherlands)                    3.0%
------------------------------------------------
NTT Urban Development (Japan)               2.5%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
    SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  5

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (95.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (19.2%)
Abacus Property Group                                  940,974               $278,861
Dexus Property Group                                 1,919,179              1,154,396
GPT Group                                            4,132,944              1,616,905
Stockland                                            1,473,220              3,799,263
Westfield Group                                        721,561              6,602,297
                                                                      ---------------
Total                                                                      13,451,722
-------------------------------------------------------------------------------------

BELGIUM (1.1%)
Befimmo                                                  4,104                312,175
Cofinimmo                                                4,223                492,369
                                                                      ---------------
Total                                                                         804,544
-------------------------------------------------------------------------------------

BERMUDA (0.8%)
Hongkong Land Holdings                                 153,128                539,313
-------------------------------------------------------------------------------------

CANADA (3.0%)
Canadian Real Estate Investment Trust                   71,600              1,514,498
RioCan Real Estate Investment Trust                     45,600                599,113
                                                                      ---------------
Total                                                                       2,113,611
-------------------------------------------------------------------------------------

FINLAND (1.1%)
Citycon                                                209,985                548,365
Technopolis                                             61,319                254,676
                                                                      ---------------
Total                                                                         803,041
-------------------------------------------------------------------------------------

FRANCE (9.8%)
Klepierre                                               52,715              1,366,037
Mercialys                                                9,738                300,855
Unibail-Rodamco                                         34,626              5,176,864
                                                                      ---------------
Total                                                                       6,843,756
-------------------------------------------------------------------------------------

HONG KONG (5.2%)
Hysan Development                                      449,368              1,150,682
Link REIT                                            1,178,587              2,504,910
                                                                      ---------------
Total                                                                       3,655,592
-------------------------------------------------------------------------------------

JAPAN (14.6%)
Frontier Real Estate Investment                             76                485,838
Japan Logistics Fund                                       139                927,123
Japan Real Estate Investment                               191              1,584,742
Japan Retail Fund Investment                               536              2,473,372
Mitsui Fudosan                                          82,000              1,422,591
Nippon Building Fund                                       187              1,598,885
NTT Urban Development                                    1,792              1,727,904
                                                                      ---------------
Total                                                                      10,220,455
-------------------------------------------------------------------------------------

NETHERLANDS (7.4%)
Corio                                                   43,861              2,139,006
Eurocommercial Properties                               33,719              1,041,347
Wereldhave                                              27,434              2,045,003
                                                                      ---------------
Total                                                                       5,225,356
-------------------------------------------------------------------------------------

SWEDEN (1.8%)
Castellum                                               40,492                258,712
Hufvudstaden Cl A                                      162,141              1,009,371
                                                                      ---------------
Total                                                                       1,268,083
-------------------------------------------------------------------------------------

SWITZERLAND (1.4%)
PSP Swiss Property                                      19,956(b)             953,669
-------------------------------------------------------------------------------------

UNITED KINGDOM (12.0%)
British Land                                           373,327              2,350,500
Derwent London                                          41,436                638,149
Development Securities                                  39,366                169,909
Hammerson                                              261,982              1,328,287
Helical Bar                                             33,656                182,660
Land Securities Group                                  317,131              2,465,885
Liberty Intl                                            77,298                506,670
Segro                                                  732,241                292,781
Shaftesbury                                             94,903                472,144
                                                                      ---------------
Total                                                                       8,406,985
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
6  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

UNITED STATES (18.5%)
AMB Property                                            25,500               $479,655
AvalonBay Communities                                   15,140                846,932
BioMed Realty Trust                                     94,604                967,799
Camden Property Trust                                   32,397                894,157
DCT Industrial Trust                                   128,000                522,240
Digital Realty Trust                                    26,299                942,819
Essex Property Trust                                    14,686                913,910
Federal Realty Investment Trust                         20,659              1,064,352
Host Hotels & Resorts                                   85,151                714,417
Kimco Realty                                            71,400                717,570
Mack-Cali Realty                                        44,000              1,003,200
Public Storage                                           8,992                588,796
Senior Housing Properties Trust                         61,299              1,000,400
Simon Property Group                                       217                 11,160
Taubman Centers                                         47,642              1,279,664
Ventas                                                  34,249              1,022,675
                                                                      ---------------
Total                                                                      12,969,746
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $95,000,180)                                                       $67,255,873
-------------------------------------------------------------------------------------



CLOSED-END FUNDS (0.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
LUXEMBOURG
ProLogis European Properties                           101,409(b)            $385,052
-------------------------------------------------------------------------------------
TOTAL CLOSED-END FUNDS
(Cost: $1,409,252)                                                           $385,052
-------------------------------------------------------------------------------------



OTHER (0.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM
Shaftesbury
 Rights                                                 63,268(b)            $128,013
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $94,380)                                                              $128,013
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%                170,446(d)            $170,446
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $170,446)                                                             $170,446
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $96,674,258)(e)                                                    $67,939,384
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at June 30, 2009:


                                         PERCENTAGE OF
INDUSTRY                                   NET ASSETS           VALUE
------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)         84.3%          $59,166,034
Real Estate Management & Development          12.3             8,602,904
Other(1)                                       0.2               170,446
------------------------------------------------------------------------
Total                                                        $67,939,384
------------------------------------------------------------------------



(1) Cash & Cash Equivalents.



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
    SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $96,674,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $1,935,000
     Unrealized depreciation                         (30,670,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(28,735,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
8  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
    SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                             FAIR VALUE AT JUNE 30, 2009
                              --------------------------------------------------------
                                   LEVEL 1        LEVEL 2
                                QUOTED PRICES      OTHER        LEVEL 3
                                  IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                 MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                  $14,809,206(a) $52,446,667(b)    $--      $67,255,873
  Other
    Real Estate Investment
    Trusts (REITs)                        --        128,013        --          128,013
--------------------------------------------------------------------------------------
Total Equity Securities           14,809,206     52,574,680        --       67,383,886
--------------------------------------------------------------------------------------
Other
  Closed-End Funds                   385,052             --        --          385,052
  Affiliated Money Market
    Fund                             170,446(c)          --        --          170,446
--------------------------------------------------------------------------------------
Total Other                          555,498             --        --          555,498
--------------------------------------------------------------------------------------
Total                            $15,364,704    $52,574,680       $--      $67,939,384
--------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.


--------------------------------------------------------------------------------
10  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling toll-free 1(800) 874-1092 in the U.S. or collect 1(212) 682-7600 outside the U.S.


--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  11

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $96,503,812)               $  67,768,938
  Affiliated money market fund (identified cost $170,446)                170,446
--------------------------------------------------------------------------------
Total investments in securities (identified cost $96,674,258)         67,939,384
Cash                                                                      76,435
Foreign currency holdings (identified cost $1,873,352)                 1,872,707
Dividends and accrued interest receivable                                526,488
Receivable for investment securities sold                              4,228,268
--------------------------------------------------------------------------------
Total assets                                                          74,643,282
--------------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                            4,374,993
Accrued investment management services fees                               54,002
Accrued Stockholder account and registrar fees                               793
Accrued administrative services fees                                       2,739
Other accrued expenses                                                    64,534
--------------------------------------------------------------------------------
Total liabilities                                                      4,497,061
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $  70,146,221
--------------------------------------------------------------------------------

REPRESENTED BY
Common Stock -- $.01 par value                                     $      96,180
Additional paid-in capital                                           205,873,784
Net operating loss                                                    (1,453,508)
Accumulated net realized gain (loss)                                (105,630,971)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (28,739,264)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding Common
  Stock                                                            $  70,146,221
--------------------------------------------------------------------------------
Shares outstanding                                                     9,617,979
--------------------------------------------------------------------------------
Net asset value per share of outstanding Common Stock              $        7.29
--------------------------------------------------------------------------------
Market price per share                                             $        5.57
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
12  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  3,017,647
Interest                                                                    651
Income distributions from affiliated money market fund                       26
  Less foreign taxes withheld                                          (228,189)
-------------------------------------------------------------------------------
Total income                                                          2,790,135
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     303,061
Stockholder account and registrar fees                                    5,627
Administrative services fees                                              2,739
Compensation of board members                                             1,035
Custodian fees                                                           43,555
Printing and postage                                                     27,202
Registration fees                                                             8
Professional fees                                                        23,625
Stockholders' meeting fees                                               27,182
Other                                                                    35,436
-------------------------------------------------------------------------------
Total expenses                                                          469,470
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,320,665
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (33,253,053)
  Foreign currency transactions                                      (5,693,854)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (38,946,907)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         36,267,398
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                (2,679,509)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $   (358,844)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  2,320,665   $  5,487,210
Net realized gain (loss) on investments                                 (38,946,907)   (50,782,115)
Capital gain distributions from investments                                      --      1,074,598
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     36,267,398    (37,099,266)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (358,844)   (81,319,573)
--------------------------------------------------------------------------------------------------
Distributions to Stockholders
  Net investment income                                                  (2,485,578)    (2,631,601)
  Tax return of capital                                                          --    (13,359,685)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (2,485,578)   (15,991,286)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Value of shares issued for distributions -- 156,636 and 642,736
  shares                                                                    685,547      6,417,603
Cost of shares purchased in open market -- 102,100 and 151,904
  shares                                                                   (512,858)    (2,232,365)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           172,689      4,185,238
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (2,671,733)   (93,125,621)
Net assets at beginning of period                                        72,817,954    165,943,575
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 70,146,221   $ 72,817,954
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $ (1,453,508)  $ (1,288,595)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

Per share operating performance data is designed to allow investors to trace the operating performance, on a per Common share basis from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amounts, using average shares outstanding during the period.

Total investment return measures the Fund's performance assuming that investors purchased Fund shares at market price or net asset value as of the beginning of the period, reinvested all their distributions, and then sold their shares at the closing market price or net asset value on the last day of the period. The computations do not reflect taxes or any sales commissions investors may incur in purchasing or selling Fund shares and taxes investors may incur on distributions or on the sale of Fund shares. Total investment returns are not annualized for periods of less than one year.


--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

PER SHARE OPERATING PERFORMANCE


                                                  SIX MONTHS ENDED
                                                    JUNE 30, 2009        YEAR ENDED        PERIOD ENDED
                                                     (UNAUDITED)       DEC. 31, 2008     DEC. 31, 2007(a)
Net asset value, beginning of period                    $7.61              $18.29              $23.88(b)
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .24                 .60                 .35
Net gains (losses) (both realized and
 unrealized)                                             (.27)              (9.42)              (4.95)
---------------------------------------------------------------------------------------------------------
Total from investment operations                         (.03)              (8.82)              (4.60)
---------------------------------------------------------------------------------------------------------
Offering costs                                             --                  --                (.05)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from net investment income                 (.26)               (.29)               (.35)
Distributions in excess of net investment
 income                                                    --                  --                (.53)
Tax return of capital                                      --               (1.46)                 --
---------------------------------------------------------------------------------------------------------
Total distributions                                      (.26)              (1.75)               (.88)
---------------------------------------------------------------------------------------------------------
Issuance of Common Stock in distributions                (.03)               (.11)               (.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $7.29               $7.61              $18.29
---------------------------------------------------------------------------------------------------------
Market value, end of period                             $5.57               $5.60              $16.15
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $70                 $73                $166
---------------------------------------------------------------------------------------------------------
Total expenses(c)                                       1.51%(d)            1.26%               1.18%(d)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                            7.45%(d)            4.24%               2.82%(d)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  136%                241%                134%
---------------------------------------------------------------------------------------------------------
Total return based upon market price                    5.42%             (58.47%)            (32.20%)(e)
---------------------------------------------------------------------------------------------------------
Total return based upon net asset value                 1.53%             (50.17%)            (19.61%)
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 30, 2007 (commencement of operations) to Dec. 31, 2007.
(b) Net asset value, beginning of period, of $23.875 reflects a deduction of $1.125 per share sales charge from the initial offering price of $25.00 per share.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) Based upon initial offering price of $25.00 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman LaSalle International Real Estate Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended (1940 Act) as a non-diversified, closed-end management investment company. The Fund has 100 million authorized shares of Common Stock which trades on the New York Stock Exchange
(NYSE) under the symbol "SLS".

The Fund's primary investment objective is long-term capital appreciation and its secondary objective is current income. In seeking its objectives, the Fund invests at least 80% of its managed assets (the net asset value of the Fund's Common Stock plus the liquidation preference of any issued and outstanding preferred shares and the principal amount of any borrowings used for leverage) in equity and equity-related securities issued by international real estate companies.

Although the Fund has no current intention to do so, the Fund is authorized and reserves the flexibility to use leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. The costs of issuing preferred shares and/or a borrowing program would be borne by the Fund's Common Stockholders and consequently would result in a reduction of net asset value of shares of Common Stock.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the NYSE. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or

--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61(st) day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding

--------------------------------------------------------------------------------
18  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


taxes. At June 30, 2009, foreign currency holdings consisted of multiple denominations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to Stockholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO STOCKHOLDERS
Effective Jan. 8, 2009, the Fund adopted an earned distribution policy. Under this policy, the Fund intends to make distributions to holders of Common Stock that are approximately equal to all distributions received by the Fund from its underlying portfolio investments (regardless of their characterization for tax purposes), less Fund expenses. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Prior to Jan. 8, 2009, the Fund had a level rate distribution policy under which the Fund paid quarterly distributions to holders of Common Stock equal to 1.75% of the Fund's initial public offering price of $25.00, or approximately 7% on an annual basis.

Dividends and other distributions to Stockholders are recorded on ex-dividend dates.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character components of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on management's estimates. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to Stockholders.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the

--------------------------------------------------------------------------------
20  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009
At June 30, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009


         AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES
                       RECOGNIZED IN INCOME
------------------------------------------------------------------
                                                    FORWARD
                                                    CURRENCY
RISK EXPOSURE CATEGORY                             CONTRACTS
------------------------------------------------------------------
Foreign exchange contracts                           $(829)
------------------------------------------------------------------
Total                                                $(829)
------------------------------------------------------------------



CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
------------------------------------------------------------------
                                                    FORWARD
                                                    CURRENCY
RISK EXPOSURE CATEGORY                             CONTRACTS
------------------------------------------------------------------
Foreign exchange contracts                            $173
------------------------------------------------------------------
Total                                                 $173
------------------------------------------------------------------


4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadvisers. See Subadvisory and delegation agreements below. Effective June 15, 2009, the management fee is equal to 0.915% of the Fund's average daily managed assets. Prior to June 15, 2009, the Investment Manager received a fee, equal to 0.98% of the Fund's average daily managed assets. The management fee for the six months ended June 30, 2009 was 0.97% of the Fund's average daily managed assets. The reduction in the investment management services fee on June 15, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.


--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

SUBADVISORY AND DELEGATION AGREEMENTS
Under a subadvisory agreement between the Investment Manager and LaSalle Investment Management (Securities), L.P. (referred to as LaSalle U.S.) and a new delegation agreement between LaSalle U.S. and LaSalle Investment Management Securities B.V. (collectively LaSalle), LaSalle is responsible for furnishing investment advice, research and assistance with respect to the Fund's investments. The Investment Manager contracts with and compensates LaSalle U.S. for the provision of day-to-day portfolio management of the Fund's assets. Under the subadvisory agreement, the Investment Manager pays LaSalle U.S. a fee equal to 0.49% of the Fund's average daily managed assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 15, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily managed assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee was 0.01% of the Fund's average daily managed assets for the six months ended June 30, 2009 (annualized). Prior to June 15, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on June 15, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $275.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan, the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Compensation Plan.


--------------------------------------------------------------------------------
22  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $84,439,234 and $85,203,863, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.

6. DIVIDEND INVESTMENT PLAN AND STOCK REPURCHASE PROGRAM

The Fund, in connection with its Dividend Investment Plan (the Plan), issues shares of its Common Stock, as needed, to satisfy Plan requirements. A total of 156,636 shares were issued to Plan participants during the six months ended June 30, 2009 for proceeds of $685,547, a weighted average discount of 29.42% from the net asset value of those shares.

The Fund has a stock repurchase program that allows the Fund to make open market purchases of its Common Stock from time to time when the Fund is trading at a discount to its net asset value, in an amount approximately sufficient to offset the growth in the number of shares of Common Stock issued as a result of the reinvestment of the portion of its distributions to Stockholders that are attributable to distributions received by the Fund from its underlying portfolio investments. For six months ended June 30, 2009, the Fund purchased 102,100 shares in the open market at an aggregate cost of $512,858, which represented a weighted average discount of 24.17% from the net asset value of those acquired shares. Shares of Common Stock repurchased to satisfy Plan requirements or in the open market are retired and no longer outstanding.

The Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such distribution. There are no service or brokerage charges to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable to the Fund by the participants. The Fund also reserves the right to amend the Plan to provide for payment of brokerage fees by Plan participants in the event the Plan is changed to provide for open market purchases of Common Stock on behalf of Plan participants. All correspondence concerning the Plan should be directed to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038.

The Fund may make additional purchases of its Common Stock in the open market and elsewhere at such prices and in such amounts as the Board may deem advisable. No such additional purchases were made during the six months ended June 30, 2009.


--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $1,286,369 and $1,115,923, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $47,126,092 at Dec. 31, 2008, that if not offset by capital gains will expire as follows:

   2015           2016
$6,138,672    $40,987,420


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $13,774,385 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There

--------------------------------------------------------------------------------
24  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

REAL ESTATE INDUSTRY RISK
Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs. REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 24, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs

--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by

--------------------------------------------------------------------------------
26  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and

--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
28  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Fund's most recent annual Form N-CSR (which includes the Fund's Stockholder report) as filed with the Securities and Exchange Commission (SEC), which you may obtain at the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. On June 9, 2009, Fund Stockholders ratified the Board's selection of Ernst & Young LLP as the Fund's independent registered public accounting firm for 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
   SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  29

PROXY RESULTS  -----------------------------------------------------------------

The First Annual Meeting of Stockholders of the Fund was held on June 9, 2009. Stockholders voted in favor of each of the Board's two proposals. The description of each proposal and number of shares voted are as follows:

PROPOSAL 1

To elect four Directors to the Fund's Board, each to hold office until the 2012 annual meeting of Stockholders of the Fund and until their successors are elected and qualify:


DIRECTOR                    FOR       WITHHELD
----------------------------------------------
Kathleen A. Blatz        7,952,695     383,628
Pamela G. Carlton        7,947,737     388,586
Alison Taunton-Rigby     7,949,533     386,790
William F. Truscott      7,955,854     380,469
----------------------------------------------


PROPOSAL 2

To ratify the selection of Ernst & Young LLP as the Fund's independent registered public accounting firm for 2009:


FOR                      AGAINST    ABSTAINING
----------------------------------------------
8,142,981                144,849      48,491
----------------------------------------------




--------------------------------------------------------------------------------
30  SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND
200 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           You can obtain the Fund's most recent periodic reports and other regulatory filings by contacting your financial
                           advisor or American Stock Transfer & Trust Company at 1(718)
                           921-8124. These reports and other filings can also be found on the Securities and Exchange Commission's EDGAR Database.
                           You should read these reports and other filings carefully
                           before investing. You should consider the investment
                           objective, strategies, risks and expenses of the Fund before investing. The Fund is part of the RiverSource Family of
                           Funds managed by RiverSource Investments, LLC.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9945 A (8/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                     Total Number                    Total Number of Shares Purchased   Maximum Number of Shares that May
                       of Shares     Average Price     as Part of Publicly Announced     Yet Be Purchased Under the Plans
      Period           Purchased    Paid Per Share         Plans or Programs(1)                   or Programs(1)
------------------   ------------   --------------   --------------------------------   ---------------------------------
1-01-09 to 1-31-09          --           $  --                        --                               N/A
2-01-09 to 2-28-09          --              --                        --                               N/A
3-01-09 to 3-31-09      16,400            4.25                    16,400                               N/A
4-01-09 to 4-30-09      23,700            4.99                    23,700                               N/A
5-01-09 to 5-31-09      62,000            5.24                    62,000                               N/A
6-01-09 to 6-30-09          --              --                        --                               N/A

(1) As stated in the registrant's initial registration statement dated May 24, 2007, the registrant may purchase its shares of Common Stock in the open market, when such shares are trading at a discount to net asset value, in an amount approximately sufficient to offset the growth in the number of shares of its Common Stock attributable to the reinvestment of the portion of its distributions to stockholders that are attributable to distributions received by the Fund from its underlying portfolio investments.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Seligman LaSalle International Real
                                        Estate Fund, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 2, 2009